USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
DEAR SHAREHOLDERS:

  The USF&G Pacholder Fund, Inc. (the "Fund") recorded a total return of 14.08% during the nine months ended September 30, 1997, compared to the CS First Bos-ton High Yield Index(TM) (the "Index") of 10.84%, exceeding our benchmark index by 324 basis points (3.24%). The Fund has outperformed the Index in every month but one through the first nine months of 1997.

  The spread of the Index compared to U.S. Treasury yields was relatively flat throughout the third quarter, compressing slightly to 335 basis points (3.35%) from 339 basis points (3.39%). However, this trend has reversed itself during October as investors' concerns over falling equity valuations spilled over into the high yield market.

  The high yield market has had incredible technical strength this year, sup-ported by a relatively low interest rate environment, a growing economy and strong equity market valuations. According to the Investment Company Institute, there has been over $13.3 billion of net inflows into open-end high yield funds during the first nine months of 1997, which is on pace to surpass the record inflows of $15.5 billion in 1996. Open-end fund flows are believed to be the most objective measure of the demand trend for high yield bonds, however, there have been estimates that they only account for as little as 25% of total de-mand.

  Due to the strong demand, the market has had no difficulty digesting the rec-ord $92 billion of newly issued high yield debt during this same period. One noticeable trend in the new issue market this year has been the increase in the number of international emerging market corporate issuers (excluding sovereigns and Euro-bonds). It has been estimated that this segment represented nearly 20% of the dollar volume of high yield new issuance in the first nine months of 1997. We have chosen to underweight our exposure to international emerging mar-ket issuers for a few reasons. First, we are not entirely comfortable with the currency and other risks inherent in investing abroad; second, we are not con-fident that buyers are being adequately compensated on a spread basis to take these risks; third, spreads on international emerging market debt have com-pressed significantly over the last year or so. In addition, we believe that there has been an adequate supply of both primary issuance and secondary oppor-tunities to make profitable investments for the Fund in the domestic sectors of the high yield market.

  We have maintained a very diversified portfolio and believe the Fund is prop-erly positioned in today's environment. We are looking forward to taking advan-tage of market opportunities in the fourth quarter as we expect to see some volatility going into year end.

  We thank you for your continued support of the Fund and look forward to serv-ing your investment needs in the future.

Sincerely,

/s/ Anthony L. Longi, Jr.

Anthony L. Longi, Jr.
President

October 24, 1997

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
SEPTEMBER 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PERCENT
                                                    PAR                OF NET
DESCRIPTION                                        (000)     VALUE     ASSETS

------------------------------------------------------------------------------
CORPORATE DEBT SECURITIES -- 97.5%
AIR TRANSPORTATION -- 0.7%
Atlas Air, Inc., Sr Nt, 10.75%, 8/1/05/2/          $1,250 $  1,312,500   0.7%
                                                          ------------   ---
AUTO PARTS & EQUIPMENT -- 4.2%
Cambridge Industries, Inc., Sr Sub Nt, 10.25%,
 7/15/07/2/                                         1,000    1,045,000   0.6
Chief Auto Parts, Inc., Sr Nt, 10.5%, 5/15/05       1,000    1,010,000   0.6
Glasstech Inc., Co Gtd w/ warrants, 12.75%,
 7/1/04/2/                                          1,000    1,067,500   0.6
Harvard Industries, Inc., Sr Nt, 11.125%,
 8/1/05/4/                                          1,500      585,000   0.3
JPS Automotive Products Corp., Sr Nt, 11.125%,
 6/15/01                                            1,350    1,496,813   0.9
Safety Components International, Inc., Sr Sub Nt,
 10.125%, 7/15/07/2/                                1,000    1,010,000   0.6
Venture Holdings Trust, Sr Nt, 9.5%, 7/1/05/2/      1,000      982,500   0.6
                                                          ------------   ---
                                                             7,196,813   4.2
BEVERAGE & TOBACCO -- 0.5%
Consolidated Cigar Acquisition Corp., Sr Sub Nt,
 10.5%, 3/1/03                                        800      832,000   0.5
                                                          ------------   ---
BROADCAST RADIO & TV -- 8.1%
Allbritton Communications Co., Sr Sub Deb, 11.5%,
 8/15/04                                              500      525,000   0.3
Albritton Communications, Sr Sub Deb, 9.75%,
 11/30/07                                           1,750    1,745,625   1.0
Argyle Television Inc., Sr Sub Nt, 9.75%, 11/1/05   1,225    1,335,250   0.8
Citadel Broadcasting Company, Sr Sub Nt, 10.25%,
 7/1/07/2/                                          1,500    1,612,500   0.9
Commodore Media Inc., Sr Sub Nt, 7.5/13.25%,
 5/1/03                                               780      856,050   0.5
Heritage Media Services, Sr Sub Nt, 11%, 10/1/02    1,000    1,055,000   0.6
Heritage Media Services, Sr Nt, 11%, 6/15/02        1,500    1,578,750   0.9
Radio One, Inc., Sr Sub Nt, 7/12%, 5/15/04/2/       1,000      960,000   0.5
Sinclair Broadcasting Group, Sr Sub Nt, 10%,
 12/15/03                                           1,000    1,037,500   0.6
Spanish Broadcasting System, Sr Nt, 7.5/12.5%,
 6/15/02                                              500      570,000   0.3
Spanish Broadcasting System, Sr Nt, 11%, 3/15/04    1,500    1,635,000   0.9

                                                                       PERCENT
                                                    PAR                OF NET
DESCRIPTION                                        (000)     VALUE     ASSETS

------------------------------------------------------------------------------
BROADCAST RADIO & TV (continued)
Young Broadcasting Inc., Co Gtd, 8.75%, 6/15/07    $1,500 $  1,462,500   0.8%
                                                          ------------   ---
                                                            14,373,175   8.1
BUILDING -- 5.5%
American Builders & Contractors Supply Co., Inc.,
 Sr Sub Nt, 10.625%, 5/15/07                        1,125    1,175,625   0.7
Collins & Aikman Floorcoverings, Inc., Sr Sub Nt,
 10%, 1/15/07                                       2,000    2,045,000   1.2
Fedders North America, Inc., Co Gtd, 9.375,
 8/15/07/2/                                         1,000    1,015,000   0.6
Harrow Industries Inc., Sr Sub Deb, 12.375%,
 4/15/02                                            1,378    1,378,000   0.8
MMI Products, Inc., Sr Sub Nt, 11.25%, 4/15/07/2/   1,250    1,356,250   0.8
Nortek, Inc., Sr Nt, 9.25%, 3/15/07                   500      507,500   0.3
Riverside Group Inc., Sub Nt, 13%, 9/30/99/3/       1,000      900,000   0.5
Triangle Pacific Corp., Sr Nt, 10.5%, 8/1/03        1,000    1,070,000   0.6
                                                          ------------   ---
                                                             9,447,375   5.5
BUSINESS SERVICES & EQUIPMENT -- 3.6%
Autotote Corp., Sr Nt, 10.875%, 8/1/04/2/           1,000    1,020,000   0.6
Day International Group Inc., Sr Sub Nt, 11.125%,
 6/1/05                                             1,000    1,063,750   0.6
Knoll Inc., Sr Sub Nt, 10.875%, 3/15/06               650      724,750   0.4
Loomis Fargo & Co, Sr Sub Nt, 10%, 1/15/04            750      765,000   0.4
Pierce Leahy Corp., Sr Sub Nt, 11.125%, 7/15/06       650      731,250   0.4
San Jacinto Holdings, Sr Sub Nt, 12%, 12/31/02        950      646,000   0.4
United Stationer Supply, Sr Nt, 12.75%, 5/1/05      1,250    1,417,188   0.8
                                                          ------------   ---
                                                             6,367,938   3.6
CABLE TELEVISION -- 3.0%
Fundy Cable Ltd., Sr Nt, 11%, 11/15/05              1,500    1,635,000   0.9
James Cable Partners L.P., Sr Nt, 10.75%,
 8/15/04/2/                                         1,250    1,303,125   0.7
Marcus Cable Company, LP, Sr Debs, 11.875%,
 10/1/05                                            2,000    2,175,000   1.2

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                        PERCENT
                                                     PAR                OF NET
DESCRIPTION                                         (000)     VALUE     ASSETS

-------------------------------------------------------------------------------
CABLE TELEVISION (continued)
Optel, Inc., Sr Nt w/ warrant, 13%, 2/15/05         $  375 $    371,719   0.2%
                                                           ------------   ---
                                                              5,484,844   3.0
CHEMICALS/PLASTIC -- 7.3%
Applied Extrusion Technologies Inc., Sr Unsecd Nt,
 11.5%, 4/1/02                                       1,500    1,590,000   0.9
Berry Plastics Corp., Sr Sub Nt, 12.25%, 4/15/04     1,400    1,534,750   0.9
Calmar Inc., Sr Sub Nt, 11.5%, 8/15/05               1,500    1,597,500   0.9
Envirodyne Industries, Inc., Sr Nt, 10.25%,
 12/1/01                                               800      802,000   0.5
Envirodyne Industries, Inc., Sr Nt, 12%, 6/15/00     1,500    1,631,250   0.9
Plastic Specialties & Technologies Inc., Sr Nt,
 11.25%, 12/1/03                                     2,000    2,165,000   1.2
Portola Packaging Inc., Sr Nt, 10.75%, 10/1/05       1,250    1,287,500   0.7
Printpack Inc., Sr Sub Nt, 10.625%, 8/15/06          1,000    1,080,000   0.6
RBX Corp., Co Gtd, 11.25%, 10/15/05                    500      440,000   0.3
Sovereign Specialty Chemicals, Inc., Sr Sub Nt,
 9.5%, 8/1/07/2/                                       750      765,000   0.4
                                                           ------------   ---
                                                             12,893,000   7.3
CLOTHING & TEXTILE -- 3.0%
Brazos Sportswear, Inc., Sr Nt, 10.5%, 7/1/07        1,500    1,500,000   0.9
Polymer Group, Inc., Sr Sub Nt, 9%, 7/1/07/2/        1,500    1,515,000   0.9
PT Polysindo, Co Gtd, 11.375%, 6/15/06               1,000    1,085,000   0.6
Polytama International Finance B.V., Gtd Sec Nt,
 11.25%, 6/15/07                                     1,000      987,500   0.6
                                                           ------------   ---
                                                              5,087,500   3.0
CONGLOMERATE -- 1.4%
Interlake Corp., Sr Sub Deb, 12.125%, 3/1/02         2,000    2,075,000   1.2
Siebe Inc., Sr Sec Nt, 11.22%, 1/29/01/3/              417      416,862   0.2
                                                           ------------   ---
                                                              2,491,862   1.4
COSMETICS/TOILETRIES -- 1.4%
Chattem Inc., Sr Sub Nt, 12.75%, 6/15/04             1,200    1,342,500   0.8

                                                                        PERCENT
                                                     PAR                OF NET
DESCRIPTION                                         (000)     VALUE     ASSETS

-------------------------------------------------------------------------------
COSMETICS/TOILETRIES (continued)
JB Williams Holdings Inc., Sr Nt, 12%, 3/1/04       $1,000 $  1,070,000   0.6%
                                                           ------------   ---
                                                              2,412,500   1.4
DRUGS -- 1.8%
ICN Pharmaceuticals, Inc., Sr Nt, 9.25%,
 8/15/05/2/                                          1,000    1,050,000   0.6
NBTY, Inc., Sr Sub Nt, 8.625%, 9/15/07/2/            1,000      995,000   0.6
Twin Laboratories, Inc., Co Gtd, 10.25%, 5/15/06     1,000    1,070,000   0.6
                                                           ------------   ---
                                                              3,115,000   1.8
ECOLOGICAL SERVICES & EQUIPMENT -- 1.4%
ICF Kaiser International Inc., Sr Sub Nt 13%,
 12/31/03                                            1,500    1,575,000   0.9
Norcal Waste Systems, Co Gtd, 13%, 11/15/05            750      862,500   0.5
                                                           ------------   ---
                                                              2,437,500   1.4
ELECTRONICS/ELECTRIC -- 2.7%
Celestica International, Sr Sub Nt, 10.5%,
 12/31/06                                              500      541,250   0.3
Communications Instruments, Inc., Sr Sub Nt, 10%,
 9/15/04/2/                                            750      750,000   0.4
Jordan Telecommunication Products, Inc., Sr Nt,
 9.875%, 8/1/07/2/                                   1,750    1,798,125   1.0
Plantronics Inc., Sr Nt, 10%, 1/15/01                  750      783,750   0.4
Viasystems, Inc., Sr Sub Nt, 9.75%, 6/1/07/2/        1,000    1,040,000   0.6
                                                           ------------   ---
                                                              4,913,125   2.7
EQUIPMENT LEASING -- 0.9%
Coinmach Corp., Sr Nt, 11.75%, 11/15/05              1,450    1,587,750   0.9
                                                           ------------   ---
FINANCIAL INTERMEDIARIES -- 0.6%
Amresco, Inc., Sr Nt, 8.75%, 7/1/99                  1,000    1,015,000   0.6
                                                           ------------   ---
FOOD/DRUG RETAILERS -- 2.5%
Grand Union Co., Sr Nt, 12%, 9/1/04                  1,650      759,000   0.4
Great American Cookie Co., Sr Nt, 10.875%, 1/15/01   1,750    1,785,000   1.0
Pueblo Xtra International, Inc., Sr Nt, 9.5%,
 8/1/03                                              2,000    1,990,000   1.1
                                                           ------------   ---
                                                              4,534,000   2.5

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                      PERCENT
                                                   PAR                OF NET
DESCRIPTION                                       (000)     VALUE     ASSETS

-----------------------------------------------------------------------------
FOOD SERVICE -- 6.6%
CFP Holdings, Inc., Sr Nt, 11.625%, 1/15/04       $2,000 $  2,010,000    1.1%
Carrols Corp., Sr Nt, 11.5%, 8/15/03               2,250    2,393,438    1.4
Del Monte Corp., Sr Sub Nt, 12.25%, 4/15/07          500      542,500    0.3
Flagstar Corp., Sr Nt, 10.75%, 9/15/01             1,000    1,040,000    0.6
Foodmaker Corp., Sr Nt, 9.75%, 11/1/03             1,000    1,031,771    0.6
Host Marriott Travel Plaza, Sr Nt, 9.5%, 5/15/05   1,250    1,321,875    0.8
The Krystal Co., Sr Nt, 10.25%, 10/1/07/2/           500      507,500    0.3
Southern Foods Group, L.P., Sr Sub Nt, 9.875%,
 9/1/07/2/                                         1,000    1,037,500    0.6
Specialty Foods Corp., Sr Nt, 11.125%, 10/1/02     1,500    1,507,500    0.9
                                                         ------------  -----
                                                           11,392,084    6.6
FOREST PRODUCTS -- 4.4%
Crown Packaging, Ltd., Ser B Sr Nt, 10.75%,
 11/1/00                                           1,000      920,000    0.5
Crown Paper Company, Sr Sub Nt, 11%, 9/1/05        1,500    1,620,000    0.9
FSW International, Sr Nt, 12.5%, 11/1/06           1,500    1,477,500    0.8
Fonda Group, Inc., Sr Sub Nt, 9.5%, 3/1/07         1,500    1,455,000    0.8
Gaylord Container Corp., Sr Sub Debs, 12.75%,
 5/15/05                                           1,250    1,365,625    0.8
Indah Kiat Finance Mauritius Ltd., Co Gtd Sr Nt,
 10%, 7/1/07/2/                                    1,000      985,000    0.6
                                                         ------------  -----
                                                            7,823,125    4.4
HEALTH CARE -- 0.8%
Dade International Inc., Sr Sub Nt, 11.125%,
 5/1/06                                            1,250    1,401,563    0.8
                                                         ------------  -----
HOME FURNISHINGS -- 0.3%
Decorative Home Accents, Inc., Sr Nt, 13%,
 6/30/02/4/                                        1,000      540,000    0.3
                                                         ------------  -----
HOTEL & CASINOS -- 4.2%
Alliance Gaming Corp., Sr Sub Nt, 10%, 8/1/07/2/   1,000    1,002,500    0.6
Casino America, Inc., Sr Nt, 12.5%, 8/1/03         1,000    1,070,000    0.6
HMC Acquisition Properties, Sr Nt, 9%, 12/15/07      750      770,625    0.4

                                                                       PERCENT
                                                    PAR                OF NET
DESCRIPTION                                        (000)     VALUE     ASSETS

------------------------------------------------------------------------------
HOTEL & CASINOS (continued)
Hollywood Park, Inc., Sr Sub Nt, 9.5%, 8/1/07/2/   $1,000 $  1,082,500    0.6%
Isle of Capri Black Hawk LLC, 1st Mtg, 13%,
 8/31/04/2/                                           750      757,500    0.4
Majestic Star Casino LLC, Sr Nt, 12.75%, 5/15/03      500      551,250    0.3
Showboat Marina Casino, 1st Mtg, 13.5%, 3/15/03       500      575,000    0.3
Trump Atlantic City, Co Gtd, 11.25%, 5/1/06         1,750    1,695,313    1.0
                                                          ------------  -----
                                                             7,504,688    4.2
INDUSTRIAL EQUIPMENT -- 2.6%
International Knife & Saw, Sr Sub Nt, 11.375%,
 11/15/06                                           2,000    2,175,000    1.2
Specialty Equipment Co., Sr Sub Nt, 11.375%,
 12/1/03                                            2,250    2,446,875    1.4
                                                          ------------  -----
                                                             4,621,875    2.6
LEISURE -- 5.1%
Bally Total Fitness Holding Corp., Sr Sub Nt,
 9.875%, 10/15/07/2/                                1,000    1,000,000    0.6
Booth Creek Ski Hldgs, Sr Nt, 12.5%, 3/15/07        1,000    1,025,000    0.6
Discovery Zone, Inc., Sr Sec Nt w/warrant, 13.5%,
 8/1/02/2/                                          1,000    1,067,500    0.6
Guitar Center Mgmt., Sr Nt, 11%, 7/1/06             1,520    1,687,200    1.0
Hines Horticulture Inc., Sr Sub Nt, 11.75%,
 10/15/05                                           1,500    1,635,000    0.9
Hollywood Theaters, Inc., Sr Sub Nt, 10.625%,
 8/1/07/2/                                            750      795,000    0.5
Riddell Sports Inc., Sr Nt, 10.5%, 7/15/07          1,500    1,563,750    0.9
                                                          ------------  -----
                                                             8,773,450    5.1
NON-FERROUS METALS -- 1.8%
Easco Corp., Sr Nt, 10%, 3/15/01                    1,000    1,030,000    0.6
Echo Bay Mines Ltd., Jr Sub Debs, 11%, 4/1/27       1,000      972,500    0.6
Renco Metals Inc., Sr Nt, 11.5%, 7/1/03             1,000    1,080,000    0.6
                                                          ------------  -----
                                                             3,082,500    1.8
OIL & GAS -- 3.0%
Giant Industries Inc., Sr Sub Nt, 9.75%, 11/15/03   1,000    1,038,750    0.6

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONTINUED)
SEPTEMBER 30, 1997
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                       PERCENT
                                                    PAR                OF NET
DESCRIPTION                                        (000)     VALUE     ASSETS

------------------------------------------------------------------------------
OIL & GAS (continued)
Giant Industries Inc., Sr Sub Nt, 9%, 9/1/07/2/    $  500 $    502,500    0.3%
Global Marine, Inc., Sr Nt, 12.75%, 12/15/99        1,000    1,025,000    0.6
Mariner Energy, Inc., Sr Sub Nt, 10.5%, 8/1/06      1,000    1,025,000    0.6
Pacalta Resources Ltd., Sr Nt, 10.75%, 6/15/04/2/     500      521,250    0.3
United Refining Co., Co Gtd, 10.75%, 6/15/07/2/     1,000    1,030,000    0.6
                                                          ------------  -----
                                                             5,142,500    3.0
PUBLISHING -- 2.9%
Adams Outdoor Advertising, Sr Nt, 10.75%, 3/15/06     750      821,250    0.5
The Learning Co., Inc., Sr Nt, 5.5%, 11/1/00        1,000      886,250    0.5
Outdoor Communications, Inc., Sr Sub Nt, 9.25%,
 8/15/07                                            1,000      995,000    0.6
Petersen Publishing, Sr Sub Nt, 11.125%, 11/15/06   1,000    1,122,500    0.6
Sun Media Corp., Sr Sub Nt, 9.5%, 2/15/07           1,250    1,293,750    0.7
                                                          ------------  -----
                                                             5,118,750    2.9
RETAILERS -- 3.4%
Barnes & Noble, Inc., Sr Sub Nt, 11.875%, 1/15/03     300      322,875    0.2
Braun's Fashions Corp., Sr Nt, 12%, 1/1/05          1,495    1,311,863    0.7
Central Tractor Farm & Country, Sr Nt, 10.625%,
 4/1/07                                             1,250    1,325,000    0.8
Herff Jones Inc., Sr Sub Nt, 11%, 8/15/05           1,250    1,362,500    0.8
Travelcenters of America, Sr Sub Nt, 10.25%,
 4/1/07                                             1,500    1,567,500    0.9
                                                          ------------  -----
                                                             5,889,738    3.4
STEEL -- 1.7%
Algoma Steel Inc., 1st Mtg, 12.375%, 7/15/05        1,000    1,167,500    0.7
Armco, Inc., Sr Nt, 11.375%, 10/15/99               1,750    1,793,750    1.0
                                                          ------------  -----
                                                             2,961,250    1.7
TRANSPORTATION -- 4.0%
Global Ocean Carriers Ltd., Sr Nt, 10.25%,
 7/15/07/2/                                         1,500    1,488,750    0.9
Greyhound Lines, Inc., Sr Nt, 11.5%, 4/15/07        1,500    1,631,250    0.9

                                                 SHARES/              PERCENT
                                                   PAR                OF NET
DESCRIPTION                                       (000)     VALUE     ASSETS

-----------------------------------------------------------------------------
TRANSPORTATION (continued)
Moran Transport Co., 1st Mtg, 11.75%, 7/15/04    $1,500  $  1,683,750    1.0%
Trism Inc., Sr Sub Nt, 10.75%, 12/15/00             875       857,500    0.5
Teekay Shipping, Sr Sec Nt, 9.625%, 7/15/03       1,240     1,303,550    0.7
                                                         ------------  -----
                                                            6,964,800    4.0
TELECOMMUNICATIONS/CELLULAR COMMUNICATION--8.1%
BTI Telecom Corp., Sr Nt, 10.5%, 9/15/07/2/       1,000     1,030,000    0.6
Call-Net Enterprises, Inc.,
 Sr Disc Nt, 0/9.27%, 8/15/07                     1,000       665,000    0.4
Centennial Cellular, Sr Nt, 8.875%, 11/1/01       1,000     1,015,000    0.6
GCI, Inc., Sr Nt, 9.75%, 8/1/07                     500       521,250    0.3
ITC Deltacom Inc., Sr Nt, 11%, 6/1/07/2/          1,250     1,371,875    0.8
Iridium LLC and Iridium Capital Corp., Sr Nt,
 13%, 7/15/05/2/                                  1,000     1,045,000    0.6
MGC Communications, Inc., Sr Sec Nt w/warrant,
 13%, 10/1/04/2/                                  1,000     1,040,000    0.6
Metrocall Inc., Sr Sub Nt, 10.375%, 10/1/07       2,000     2,032,500    1.2
Nextlink Communications, Sr Nt, 12.5%, 4/15/06    1,500     1,725,000    0.9
Orion Network Systems, Inc., Sr Nt w/warrant,
 11.25%, 1/15/07                                  1,250     1,368,750    0.8
Winstar Equipment Corp., Co Gtd Sr Sec, 12.5%,
 3/15/04/2/                                       2,000     2,190,000    1.3
                                                         ------------  -----
                                                           14,004,375    8.1
TOTAL CORPORATE DEBT SECURITIES
 (amortized cost $164,074,973)                            170,722,577   97.5
                                                         ------------  -----
EQUITY INVESTMENTS -- 0.4%
Data Documents, Common Stock/1/                  22,596       474,516    0.3
Gulf States Steel, Warrants 4/15/03/1/              500           250    0.0
ICF Kaiser International, Warrants 12/31/98/1/    7,200         2,700    0.0
Iridium LLC and Iridium Capital Corp., Warrants
 7/15/05/1/                                       1,000       150,000    0.1
Optel, Inc., Class C Common Stock/1/                750             8    0.0
Sabreliner Corp., Warrants 4/15/03/1/               500         5,000    0.0
San Jacinto Holdings, Common Stock/1/             2,246         8,985    0.0
                                                         ------------  -----
TOTAL EQUITY INVESTMENTS
 (cost $2,535)                                                641,459    0.4

--------------------------------------------------------------------------------

USF&G PACHOLDER FUND, INC.
-------------------------------------------------------------------------------
STATEMENT OF NET ASSETS (CONCLUDED)
SEPTEMBER 30, 1997
(UNAUDITED)
-------------------------------------------------------------------------------

                                                                    PERCENT
                                                 PAR                OF NET
DESCRIPTION                                     (000)     VALUE     ASSETS

---------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.2%
American Express Credit Corp,
 5.58%, 10/3/97                                 $  450 $    449,860    0.3%
American General Finance Corp, 5.56%, 10/9/97      250      249,691    0.1
Ford Motor Credit Corp., 5.53%, 10/9/97            250      249,693    0.1
General Electric Capital Corp., 5.62%, 10/3/97     400      399,875    0.3
General Electric Capital Corp., 5.56%, 10/9/97     250      249,691    0.1
Prudential Funding, 5.62%, 10/3/97                 450      449,860    0.3
                                                       ------------  -----
TOTAL COMMERCIAL PAPER
 (at amortized cost)                                      2,048,670    1.2
TOTAL INVESTMENTS
 (amortized cost $166,126,178)                         $173,412,706   99.1

                                                        PERCENT
                                                        OF NET
DESCRIPTION                                  VALUE      ASSETS

---------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES     $  1,624,836     0.9%
                                          ------------   -----
NET ASSETS                                $175,037,542   100.0%
LESS: OUTSTANDING PREFERRED STOCK          (49,000,000)
                                          ------------
NET ASSETS APPLICABLE TO 7,085,043
 SHARES OF COMMON STOCK OUTSTANDING       $126,037,542
                                          ============
NET ASSET VALUE PER COMMON SHARE
 ($126,037,542 / 7,085,043)                     $17.79
                                                ======

-------------------------------------------------------------------------------
/1/ Non-income producing security.
/2/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $39,051,875 or 22.3% of net assets.
/3/ Board valued security. These securities amounted to $1,316,862 or 0.8% of net assets.
/4/ Security is in default.

See accompanying Notes to Financial Statements.

-------------------------------------------------------------------------------
                          Dividend Reinvestment Plan
                          --------------------------

The Dividend Reinvestment Plan offers you an automatic way to reinvest your dividends and capital gains distributions in shares of the Fund. For an enrollment form and detailed information about the Plan, please contact Fifth Third Bank Corporate Trust Services, 38 Fountain Square Plaza MD-1090F5, Cincinnati, Ohio 45263, (800) 837-2755.

                                 -------------

This report is sent to the shareholders of USF&G Pacholder Fund, Inc. for their information. It is not a prospectus, offering circular or other representation intended for use in connection with the purchase or sale of shares of the Fund or any securities mentioned in this report.
-------------------------------------------------------------------------------

                                    USF&G
                             PACHOLDER FUND, INC.
--------------------------------------------------------------------------------

                            DIRECTORS AND OFFICERS


 Asher O. Pacholder                                     John C. Sweeney
 Chairman                                               Director

 Anthony L. Longi, Jr.                                  John F. Williamson
 President                                              Director

 William J. Morgan                                      George D. Woodard
 Director and Treasurer                                 Director

 James P. Shanahan, Jr.                                 James E. Gibson
 Director and Secretary                                 Senior Vice President

 Daniel A. Grant                                        Mark H. Prenger
 Director                                               Assistant Treasurer

                             INVESTMENT OBJECTIVE
            A closed-end fund seeking a high level of total return
              through current income and capital appreciation by
     investing primarily in high yield, high risk fixed-income securities of domestic companies.

                              INVESTMENT ADVISOR
                             Pacholder & Company

                                ADMINISTRATOR
                   Kenwood Administrative Management, L.P.

                                  CUSTODIAN
                               Star Bank, N.A.

                                TRANSFER AGENT
                               Fifth Third Bank

                                LEGAL COUNSEL
                            Piper & Marbury L.L.P.

                             INDEPENDENT AUDITORS
                            Deloitte & Touche LLP

                              EXECUTIVE OFFICES
                          USF&G Pacholder Fund, Inc.
                               Bank One Towers
                             8044 Montgomery Road
                                  Suite 382
                            Cincinnati, Ohio 45236
                                (513) 985-3200

--------------------------------------------------------------------------------

                                    USF&G
                             PACHOLDER FUND, INC.




                             THIRD QUARTER REPORT
                              SEPTEMBER 30, 1997


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